Condensed Consolidated Statement of Changes in Equity € in Thousands	Share capital USD ($) shares	Share capital EUR (€) shares	Share Premium [Member] EUR (€)	Equity Settled Employee Benefit Reserve EUR (€)	Option premium on convertible loan EUR (€)	Translation Reserve EUR (€)	Accumulated Deficit EUR (€)	Total EUR (€)	Non-controlling interests [Member] EUR (€)	EUR (€)
Balance at beginning of period at Dec. 31, 2018		€ 1,726	€ 235,744	€ 10,780		€ 108	€ (155,443)	€ 92,915	€ (230)	€ 92,685
Balance at beginning of period (in shares) at Dec. 31, 2018 | shares	43,149,987	43,149,987
Result for the period							(56,480)	(56,480)	(266)	(56,746)
Other comprehensive income						43		43		43
Recognition of share-based payments	$ 371,306	€ 15	3,145	5,948				9,108		9,108
Issue of ordinary shares		€ 418	48,132					48,550		48,550
Issue of ordinary shares (in shares) | shares	10,454,545	10,454,545
Treasury shares transferred (in shares) | shares	(46,900)	(46,900)
Shares options lapsed				(44)			44
Share options exercised			193	(133)			133	193		193
Share options exercised (in shares) | shares	46,900	46,900
Balance at end of period at Dec. 31, 2019		€ 2,159	287,214	16,551		151	(211,746)	94,329	(496)	93,833
Balance at end of period (in shares) at Dec. 31, 2019 | shares	53,975,838	53,975,838
Result for the period							(46,565)	(46,565)	(49)	(46,614)
Other comprehensive income						(340)		(340)		(340)
Recognition of share-based payments	$ 102,007	€ 4	538	7,838				8,380		8,380
Issue of ordinary shares		€ 2	270					272		272
Issue of ordinary shares (in shares) | shares	53,708	53,708
Treasury shares transferred (in shares) | shares	(303,408)	(303,408)
Recognition of equity component of convertible loan					€ 280			280		280
Shares options lapsed				(91)			91
Share options exercised			735	(473)			473	735		735
Share options exercised (in shares) | shares	303,408	303,408
Balance at end of period at Dec. 31, 2020		€ 2,165	€ 288,757	€ 23,825	€ 280	€ (189)	€ (257,747)	€ 57,091	€ (545)	€ 56,546
Balance at end of period (in shares) at Dec. 31, 2020 | shares	54,131,553	54,131,553